Prepaid Land Use Rights, Net	12 Months Ended
Dec. 31, 2024
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Use Rights, Net

11. Prepaid Land Use Rights, net

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Prepaid land use rights, net	$74,040	$76,119	$78,356	$44,872
Less: accumulated amortization	(12,515)	(10,579)	(8,541)	(5,142)
Net carrying value	$61,525	$65,540	$69,815	$39,730

As of December 31, 2024, prepaid land use right of Yihoo Biotech Co, Ltd with a net book value of $4,304 was pledged as collateral for a bank loan from China Construction Bank (note 14 (d)).

As of December 31, 2024, prepaid land use rights of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $18,654 (2023 - $20,273) were pledged as collateral for a bank loan from China Construction Bank (note 14 (d)).

Amortization expense for prepaid land use rights for the year ended December 31, 2024 was $2,257 (2023 - $2,288, 2022 - $3,571, 2021 - $2,228).